THE WALL STREET FUND, INC. (the “Fund”)

Supplement dated January 17, 2013
to the
Statement of Additional Information (“SAI”) dated April 30, 2012

Effective December 17, 2012, Harlan K. Ullman, Ph.D. and Amb. Kurt D. Volker have each resigned from their positions as Independent Directors of the Fund.  At a special meeting of the shareholders of the Fund held on December 17, 2012, the shareholders voted to elect Ms. Susan Suvall and Ms. Laird I. Grant each as an Independent Director of the Fund, and to re-elect Robert P. Morse as an Interested Director of the Fund.

Also effective December 17, 2012, the Board of Directors has appointed the following officers of the Fund: Ms. Ruth Calaman as Executive Vice President, Secretary and Chief Compliance Officer, and Mr. John Rendinaro as Executive Vice President, Chief Operations Officer and Treasurer.

The following disclosures in the section of the Fund’s SAI entitled “Management of the Fund” beginning on page B-7 are hereby revised to reflect the election of Ms. Susan Suvall and Ms. Laird I. Grant as Independent Directors, the re-election of Robert P. Morse as an Interested Director, and to reflect the appointment of officers of the Fund.

Management Information.  As a Maryland corporation, the business and affairs of the Fund are managed by its officers under the direction of its Board of Directors.  The name, age (as of December 17, 2012), address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Fund are as follows:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served with the Fund	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex (1) Overseen by Director or Officer	Other Directorships Held by Director or Officer During Past Five Years
INDEPENDENT DIRECTORS
Susan Suvall 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 53	Director	Since 2012	Retired; Group Managing Director – U.S. Equities, Trust Company of the West, 1985-2011.	2	None
Laird I. Grant 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 67	Director	Since 2012	Retired; Managing Director and Senior Portfolio Manager, U.S. Trust Company of Florida, 2001-2008.	2	Barnard College 1997-2007; Planned Parenthood of Collier County 2001-2008; Common Cents, New York City 2008-2009

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served with the Fund	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex (1) Overseen by Director or Officer	Other Directorships Held by Director or Officer During Past Five Years
INTERESTED DIRECTORS
Robert P. Morse (2) 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 67	Chairman, President and Director	Since 1984	Partner and Senior Portfolio Manager, Evercore Wealth Management, LLC since 2010; President and a Director, Morse Williams & Co., Inc., 1981 - 2010; President and sole Director, Wall Street Management Corporation 1984 -2010; President and Director, Morse Williams Holding Co., Inc. 1986 - 2010.	2
English Speaking Union of the U.S.; Society of Mayflower Descendants; Whitehead Institute of Biomedical Research; Youngs Memorial Cemetery/
Theodore Roosevelt Memorial; Sterling Gorge, Vermont, Preservation Trust; Morse Williams Holding Co., Inc.

OFFICERS
Ruth P. Calaman 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 45	Executive Vice President, Secretary and Chief Compliance Officer	Since 2012	Chief Compliance Officer, Evercore Wealth Management LLC and Evercore Trust Company, N.A. since 2011; Vice President and Compliance Officer, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware and Goldman, Sachs & Co. 2005 - 2011.	2	None
John J. Rendinaro 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 51	Executive Vice President, Chief Operations Officer and Treasurer	Since 2012	Partner, Head of Trading and Operations, Evercore Wealth Management LLC since 2008; Managing Director, U.S. Trust 1983 - 2008.	2	None

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served with the Fund	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex (1) Overseen by Director or Officer	Other Directorships Held by Director or Officer During Past Five Years
Michael R. Linburn 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 79	Executive Vice President Secretary Chief Compliance Officer	Since 1993 2001 - 2012 2005 - 2012	Managing Director and Independent Consultant to Evercore Wealth Management, LLC since 2010; Managing Director and Principal, Morse, Williams & Co., Inc., 2003 - 2010; Chief Compliance Officer, Morse Williams & Co., Inc. 2005 - 2010; Director of Marketing, Morse, Williams & Co., Inc., 1992 - 2010.	2	The Stanley R. and Elisabeth G. Jacobs Foundation; eLot, Inc.; Health Advocates for Older People, Inc.
Jian H. Wang 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 50	Executive Vice President Treasurer	Since 1998 1998 - 2012	Vice President, Evercore Wealth Management, LLC since 2010; Managing Director and Principal, Morse, Williams & Co., Inc., 2005 to 2010; Senior Trader, Morse, Williams & Co., Inc., 1998 - 2010.	2	None
(1)
Evercore Wealth Management, LLC currently manages two portfolios, or funds, within two investment companies that comprise the “Fund Complex”.  The Fund and Evercore Wealth Management Macro Opportunity Fund are each registered as an open-end management investment company.  The Directors/Trustees currently oversee the Funds within the Fund Complex.

(2)	Denotes a Director who is an “interested person” as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended.

Qualification of Directors.  Robert P. Morse has extensive experience in the investment management industry and has been a Director, President and portfolio manager of the Fund since 1984.  His experience and skills also include his familiarity with the investment strategies utilized by the Adviser and with the Fund’s portfolio.

Laird I. Grant became a Director in 2012.  Ms. Grant has extensive experience in the investment management industry as a managing director, president, chief executive officer, executive vice president, chief investment officer and portfolio manager of a trust company.  Ms. Grant has also served as a board member for various companies and not for profit organizations.

Susan Suvall became a Director in 2012.  Ms. Suvall has extensive experience in the financial services and investment management industries as group managing director of U.S. equities for a global investment firm as well as serving as an equity analyst and options trader at national financial services firms.

Board Interest in the Fund.  As of September 30, 2012, the Directors owned the following amounts in the Fund:

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Susan Suvall	None	None
Laird I. Grant	None	Over $100,000
Robert P. Morse*	Over $100,000	Over $100,000
*	Denotes Interested Directors

Compensation.  For their service, the Independent Directors receive an annual fee of $12,500 each.  In addition, the Fund’s Directors are reimbursed for expenses incurred in connection with their attendance at Board Meetings held during the year.  The table below details the amount of compensation the Directors received from the Fund for the fiscal year ended December 31, 2011.  The aggregate compensation is provided by the Fund.  The Fund makes no payments of salary to any Officer in such capacity.

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex* Paid to Directors
Susan Suvall	None	None	None	None
Laird I. Grant	None	None	None	None
Robert P. Morse	$2,500	None	None	$3,500
*	The “Fund Complex” includes the Fund and the Evercore Wealth Management Macro Opportunity Fund, as series of The Wall Street EWM Funds Trust, an open-end registered investment company.

Effective December 20, 2012, the Fund’s website address has changed to: http://www.evercorewealthfunds.com.

Please retain this supplement with your Statement of Additional Information for future reference.